Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Account Payables and Accrued Expenses
Schedule of account payables and accrued expenses

As at December 31:	2022	2021
Trade and account payables	$5,225	$5,972
Deposit liabilities	7,918	607
Interest payables	494	482
Value-added, goods and services and other taxes (other than income taxes)	1,372	1,550
Compensation	151	272
Contract liabilities under contracts with customers	1,776	1,864
Lease liabilities	393	291
Provision for a financial loss	—	283
Due to an affiliate (see Note 25)	3,770	25
	$21,099	$11,346

Schedule of movement of contract liabilities under contracts with customers

	2022	2021
Balance, beginning of the year	$1,864	$2,767
Considerations received	598	614
Reclassification to profit or loss upon satisfaction of performance obligations	(546)	(1,517)
Balance, end of the year	$1,916	$1,864

Schedule of contract liabilities expects to recognize as revenue

	2022	2021
Year 1 after the year-end (included in current liabilities)	$1,776	$1,864
Year 2 after the year-end (included in non-current liabilities)	140	—
	$1,916	$1,864

Schedule of future lease payments included in the measurement and principal amounts of the lease liabilities

Years ending December 31:	Principal	Interest	Total
2023	393	19	412
2024	313	4	317
	$706	$23	$729

Current liabilities	$393
Non-current liabilities	313
$706

Schedule of Lease liabilities

	2022	2021	2020
Interest expense	$28	$42	$59
Expense relating to short-term leases with payments directly charged to profit or loss	438	358	533
Expense relating to leases of low-value assets with payments directly charged to profit or loss	—	115	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	816	939	1,043
Gain on COVID-19-related rent concessions	(47)	—	(6)
Depreciation charge for right-of-use assets (see Note 11)	349	436	514
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	628	692	1,109